Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As discussed in the CD&A above, the Compensation Committee has implemented an executive compensation program designed to link a substantial portion of the NEOs’ realized compensation to the achievement of the Corporation’s financial and strategic objectives. As required by SEC rules, the following information is being presented to disclose the relationship during 2024, 2023, 2022, 2021 and 2020 between (i) executive compensation actually paid (“CAP”), as such term is defined in accordance with SEC rules, to the Corporation’s (a) CEO, and (b) our other NEOs on an average basis, and (ii) the Corporation’s financial performance. The methodology followed for calculating amounts presented in the columns “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to non-CEO NEOs,” including details of the amounts that were added to, and deducted from, the Summary Compensation Table totals to determine the CAP, are provided in the footnotes to the table. Please refer to the “Executive Compensation Disclosure – Compensation Discussion & Analysis” section in this Proxy Statement for a complete description of how executive compensation relates to the Corporation’s performance and how the Compensation Committee makes its decisions.

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (a)	Average Summary Compensation Table Total for non-CEO NEOs	Average Compensation Actually Paid to non-CEO NEOs (a)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Pre-Tax, Pre- Provision Income (in millions) (c)
					Corporation’s TSR	Peer Group TSR (b)
2024	$4,774,195(d)	5,682,502	1,323,776	1,547,008(d)	$206	$164	$298.7	$451.1
2023	4,078,567(d)	5,377,831	1,221,715	1,531,020(d)	176	106	302.9	459.5
2022	3,767,180(d)	3,327,912	1,173,516	1,094,728(d)	131	97	305.1	475.3
2021	4,183,057(d)	7,420,884	1,135,883	1,732,848(d)	137	118	281.0	391.5
2020	3,639,706(d)	5,231,444	1,348,801	1,571,134(d)	90	87	102.3	299.8

(a)
The table below sets forth each of the amounts (as adjusted in accordance with Item 402(v) of Regulation S-K) to be deducted from or added to the amount of total compensation as reflected in the Summary Compensation Table in order to calculate the CAP. Fair value or change in fair value, as applicable, of equity awards in the CAP columns was determined by reference to (1) for restricted stock awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for performance-based awards (excluding TSR Target Performance awards), the same valuation methodology as restricted stock awards above except year-end and vesting date values are based on the probability of achievement as of each such date, and (3) for TSR Target Performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s).

	2024		2023		2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
Total Compensation from Summary Compensation Table	$4,774,195	$1,323,776	$4,078,567	$1,221,715	$3,767,180	$1,173,516	$4,183,057	$1,135,883	$3,639,706	$1,348,801
Less: amount reported under the “Stock Awards” column of the Summary Compensation Table	(2,142,327)	(407,806)	(1,667,193)	(391,887)	(1,390,547)	(318,746)	(1,246,696)	(269,367)	(1,732,911)	(283,161)
Add: year-end fair value (FV) of equity awards granted during the year that are outstanding and unvested as of year-end	1,658,446	315,700	2,437,485	572,948	1,345,076	308,323	1,525,708	329,652	3,916,038	639,888

	2024		2023		2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
Add: change in FV as of year-end of awards granted in prior years that are outstanding and unvested as of year-end	1,144,369	269,928	704,164	157,334	(455,025)	(80,103)	2,391,953	408,992	(363,103)	(80,154)
Add: change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years for which vesting conditions were satisfied during year or at year-end	101,352	18,298	(536,106)	(88,861)	(70,104)	(12,899)	495,663	111,629	(236,001)	(56,072)
Add: for equity awards that earn dividends, the dollar value of such dividends paid in the covered fiscal year, prior to the vesting date	146,467	27,112	360,913	59,770	131,332	24,637	71,199	16,059	$7,715	$1,832
Compensation Actually Paid	5,682,502	1,547,008	5,377,831	1,531,020	3,327,912	1,094,728	7,420,884	1,732,848	5,231,444	1,571,134

(b)
The Corporation’s peer group for purposes of Item 201(e) of Regulation S-K, which is the S&P Supercom Banks Index, was utilized for purposes of calculating peer group TSR for years 2024, 2023, 2022, 2021 and 2020. The TSR for both the Corporation and the peer group is based on an initial investment of $100, measured on a cumulative basis from market close on December 31, 2019, through and including the end of the fiscal year for which the TSR is being presented in the table. The TSR calculations reflect the investment of dividends.

(c)
The Corporation has identified pre-tax, pre-provision income as our Company-Selected Measure. Pre-tax, pre-provision income is a non-GAAP financial measure. See Appendix A for a reconciliation of the most directly comparable GAAP financial measure to this non-GAAP financial measure.

(d)	The CEO and the non-CEO NEOs included in this calculation for each fiscal year were as indicated in the table below:

Year	CEO	Non-CEO NEOs
2024	Aurelio Alemán	Orlando Berges, Donald Kafka, Juan C. Pavía, and Nayda Rivera
2023	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera
2022	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera
2021	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera
2020	Aurelio Alemán	Orlando Berges, Calixto García-Vélez, Donald Kafka, and Nayda Rivera

Company Selected Measure Name	pre-tax, pre-provision income
Named Executive Officers, Footnote
(d)	The CEO and the non-CEO NEOs included in this calculation for each fiscal year were as indicated in the table below:

Year	CEO	Non-CEO NEOs
2024	Aurelio Alemán	Orlando Berges, Donald Kafka, Juan C. Pavía, and Nayda Rivera
2023	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera
2022	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera
2021	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera
2020	Aurelio Alemán	Orlando Berges, Calixto García-Vélez, Donald Kafka, and Nayda Rivera

Peer Group Issuers, Footnote
(b)
The Corporation’s peer group for purposes of Item 201(e) of Regulation S-K, which is the S&P Supercom Banks Index, was utilized for purposes of calculating peer group TSR for years 2024, 2023, 2022, 2021 and 2020. The TSR for both the Corporation and the peer group is based on an initial investment of $100, measured on a cumulative basis from market close on December 31, 2019, through and including the end of the fiscal year for which the TSR is being presented in the table. The TSR calculations reflect the investment of dividends.

PEO Total Compensation Amount	$ 4,774,195	$ 4,078,567	$ 3,767,180	$ 4,183,057	$ 3,639,706
PEO Actually Paid Compensation Amount	$ 5,682,502	5,377,831	3,327,912	7,420,884	5,231,444
Adjustment To PEO Compensation, Footnote
(a)
The table below sets forth each of the amounts (as adjusted in accordance with Item 402(v) of Regulation S-K) to be deducted from or added to the amount of total compensation as reflected in the Summary Compensation Table in order to calculate the CAP. Fair value or change in fair value, as applicable, of equity awards in the CAP columns was determined by reference to (1) for restricted stock awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for performance-based awards (excluding TSR Target Performance awards), the same valuation methodology as restricted stock awards above except year-end and vesting date values are based on the probability of achievement as of each such date, and (3) for TSR Target Performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s).

	2024		2023		2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
Total Compensation from Summary Compensation Table	$4,774,195	$1,323,776	$4,078,567	$1,221,715	$3,767,180	$1,173,516	$4,183,057	$1,135,883	$3,639,706	$1,348,801
Less: amount reported under the “Stock Awards” column of the Summary Compensation Table	(2,142,327)	(407,806)	(1,667,193)	(391,887)	(1,390,547)	(318,746)	(1,246,696)	(269,367)	(1,732,911)	(283,161)
Add: year-end fair value (FV) of equity awards granted during the year that are outstanding and unvested as of year-end	1,658,446	315,700	2,437,485	572,948	1,345,076	308,323	1,525,708	329,652	3,916,038	639,888

	2024		2023		2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
Add: change in FV as of year-end of awards granted in prior years that are outstanding and unvested as of year-end	1,144,369	269,928	704,164	157,334	(455,025)	(80,103)	2,391,953	408,992	(363,103)	(80,154)
Add: change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years for which vesting conditions were satisfied during year or at year-end	101,352	18,298	(536,106)	(88,861)	(70,104)	(12,899)	495,663	111,629	(236,001)	(56,072)
Add: for equity awards that earn dividends, the dollar value of such dividends paid in the covered fiscal year, prior to the vesting date	146,467	27,112	360,913	59,770	131,332	24,637	71,199	16,059	$7,715	$1,832
Compensation Actually Paid	5,682,502	1,547,008	5,377,831	1,531,020	3,327,912	1,094,728	7,420,884	1,732,848	5,231,444	1,571,134

Non-PEO NEO Average Total Compensation Amount	$ 1,323,776	1,221,715	1,173,516	1,135,883	1,348,801
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,547,008	1,531,020	1,094,728	1,732,848	1,571,134
Adjustment to Non-PEO NEO Compensation Footnote
(a)
The table below sets forth each of the amounts (as adjusted in accordance with Item 402(v) of Regulation S-K) to be deducted from or added to the amount of total compensation as reflected in the Summary Compensation Table in order to calculate the CAP. Fair value or change in fair value, as applicable, of equity awards in the CAP columns was determined by reference to (1) for restricted stock awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for performance-based awards (excluding TSR Target Performance awards), the same valuation methodology as restricted stock awards above except year-end and vesting date values are based on the probability of achievement as of each such date, and (3) for TSR Target Performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s).

	2024		2023		2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
Total Compensation from Summary Compensation Table	$4,774,195	$1,323,776	$4,078,567	$1,221,715	$3,767,180	$1,173,516	$4,183,057	$1,135,883	$3,639,706	$1,348,801
Less: amount reported under the “Stock Awards” column of the Summary Compensation Table	(2,142,327)	(407,806)	(1,667,193)	(391,887)	(1,390,547)	(318,746)	(1,246,696)	(269,367)	(1,732,911)	(283,161)
Add: year-end fair value (FV) of equity awards granted during the year that are outstanding and unvested as of year-end	1,658,446	315,700	2,437,485	572,948	1,345,076	308,323	1,525,708	329,652	3,916,038	639,888

	2024		2023		2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
Add: change in FV as of year-end of awards granted in prior years that are outstanding and unvested as of year-end	1,144,369	269,928	704,164	157,334	(455,025)	(80,103)	2,391,953	408,992	(363,103)	(80,154)
Add: change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years for which vesting conditions were satisfied during year or at year-end	101,352	18,298	(536,106)	(88,861)	(70,104)	(12,899)	495,663	111,629	(236,001)	(56,072)
Add: for equity awards that earn dividends, the dollar value of such dividends paid in the covered fiscal year, prior to the vesting date	146,467	27,112	360,913	59,770	131,332	24,637	71,199	16,059	$7,715	$1,832
Compensation Actually Paid	5,682,502	1,547,008	5,377,831	1,531,020	3,327,912	1,094,728	7,420,884	1,732,848	5,231,444	1,571,134

Compensation Actually Paid vs. Total Shareholder Return	CAP versus First BanCorp’s TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP versus Pre-Tax, Pre-Provision Income*
*	See Appendix A for a reconciliation of the most directly comparable GAAP financial measure to this non-GAAP financial measure

Total Shareholder Return Vs Peer Group
First BanCorp’s TSR versus Peer Group TSR
In accordance with SEC rules, TSR for the Corporation and its peer group were calculated on a cumulative, market weighted basis over the three-year period of 2020 through 2023. The TSR calculations assumed an initial investment of $100 made on December 31, 2019.

Tabular List, Table
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP (as calculated in accordance with SEC rules) to the Corporation’s performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the CD&A section of this Proxy Statement.

Financial Performance Measures
Pre-Tax, Pre-Provision Income
Earnings Per Share
Non-Performing Assets Ratio
Efficiency Ratio

Total Shareholder Return Amount	$ 206	176	131	137	90
Peer Group Total Shareholder Return Amount	164	106	97	118	87
Net Income (Loss)	$ 298,700,000	$ 302,900,000	$ 305,100,000	$ 281,000,000	$ 102,300,000
Company Selected Measure Amount	451,100,000	459,500,000	475,300,000	391,500,000	299,800,000
PEO Name	Aurelio Alemán	Aurelio Alemán	Aurelio Alemán	Aurelio Alemán	Aurelio Alemán
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax, Pre-Provision Income
Non-GAAP Measure Description
(c)
The Corporation has identified pre-tax, pre-provision income as our Company-Selected Measure. Pre-tax, pre-provision income is a non-GAAP financial measure. See Appendix A for a reconciliation of the most directly comparable GAAP financial measure to this non-GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Performing Assets Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,142,327)	$ (1,667,193)	$ (1,390,547)	$ (1,246,696)	$ (1,732,911)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,658,446	2,437,485	1,345,076	1,525,708	3,916,038
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,144,369	704,164	(455,025)	2,391,953	(363,103)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,352	(536,106)	(70,104)	495,663	(236,001)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,467	360,913	131,332	71,199	7,715
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(407,806)	(391,887)	(318,746)	(269,367)	(283,161)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	315,700	572,948	308,323	329,652	639,888
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	269,928	157,334	(80,103)	408,992	(80,154)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,298	(88,861)	(12,899)	111,629	(56,072)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 27,112	$ 59,770	$ 24,637	$ 16,059	$ 1,832